TRADE AND OTHER RECEIVABLES (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TRADE AND OTHER RECEIVABLES
Receivables from Handset Sales Financing, Gross	₽ 14,252
Subscribers	13,495	₽ 11,723
Other trade receivables	4,049	3,119
Roaming	3,763	7,650
Interconnect	2,193	2,121
Other receivables	1,641	1,254
Integration services	1,190	721
Bonuses from suppliers	492	569
Dealers	386	3,204
Allowance for ECL/doubtful accounts	(4,318)	(2,344)	₽ (2,160)	₽ (2,928)
Trade and other receivables total	37,143	28,017
Less non-current portion	(2,600)
Trade and other receivables current	₽ 34,543	₽ 28,017